Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stock Options [Abstract]
STOCK OPTIONS

9. STOCK OPTIONS

On January 31, 2007, the Board of Directors adopted our 2007 Omnibus Equity Compensation Plan (the “Plan”), with 2,100,000 common shares authorized for issuance under the Plan. In October 2009, the Company's stockholders approved an increase in the number of shares covered by the Plan to 4,200,000 shares. Grants under the plan may consist of incentive stock options, non-qualified stock options, stock appreciation rights, stock awards, stock unit awards, dividend equivalents and other stock based awards.

Employees, directors and consultants and other service providers are eligible to participate in the Plan. Options granted under the plan vest over periods ranging from immediately upon grant to a three year period and expire ten years from date of grant.

On March 24, 2014, B. Bernstein an officer and director of the Company was granted 10 year options to purchase 250,000 shares of common stock. These options vested on the date of grant.

On July 25, 2014, and October 14, 2014, two new Directors of the Company were each granted 10 year options to purchase 180,000 shares of common stock. These options vest one third annually commencing at the date of grant.

Activity in stock options for the three months ended March 31, 2015 follows:

	Number of shares	Weighted average exercise price	Weighted average contractual term	Aggregate intrinsic value
Outstanding at January 1, 2015	3,755,000	$0.87	5.30	$757,650
Granted	115,000	$0.82	9.96
Outstanding at March 31, 2015	3,870,000	$0.87	5.19	$697,133
Vested and exercisable at March 31, 2015	3,314,999	$0.89	4.56	$697,133
Vested and exercisable at March 31, 2015 and expected to vest thereafter	3,817,900	$0.89	5.19	$697,133

The weighted average grant date fair value of options granted during 2015 was $0.06 per share. The Company measured the fair value of each option award on the date of grant using the Black Scholes option pricing model (BSM) with the following assumptions:

2015
Exercise price	$0.75 to $0.90
Expected life	6 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	1.64% to 2.70%

The expected dividend yield is based on the Company’s historical dividend yield. The expected volatility was based on the average of historical volatilities for a period comparable to the expected life of the options of certain entities considered to be similar to the Company. The expected life is based on the simplified expected term calculation permitted by the SEC which defines the expected life as the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The risk-free interest rate is based on the annual yield on the grant date of a zero-coupon U.S. Treasury bond the maturity of which equals the option’s expected life.

The value of stock options is recognized as compensation expense by the straight line method over the vesting period. Compensation expense recorded for options in the statements of operations was $13,200 and $231,000 for the three months ended March 31, 2015 and 2014, respectively. Unrecognized compensation cost related to non-vested options at March 31, 2015 amounted to $220,596 which is expected to be recognized over a weighted average period of 2.4 years.

7. STOCK OPTIONS:

On January 31, 2007, the Board of Directors adopted our 2007 Omnibus Equity Compensation Plan (the “Plan”), with 2,100,000 common shares authorized for issuance under the Plan. In October 2009, the Company's stockholders approved an increase in the number of shares covered by the Plan to 4,200,000 shares. Grants under the plan may consist of incentive stock options, non-qualified stock options, stock appreciation rights, stock awards, stock unit awards, dividend equivalents and other stock based awards.

Employees, directors and consultants and other service providers are eligible to participate in the Plan. Options granted under the plan vest over periods ranging from immediately upon grant to a three year period and expire ten years from date of grant.

On March 24, 2014, B. Bernstein an officer and director of the Company was granted 10 year options to purchase 250,000 shares of common stock. These options vested on the date of grant.

On July 25, 2014, and October 14, 2014, two new Directors of the Company were each granted 10 year options to purchase 180,000 shares of common stock. These options vest one third annually commencing at the date of grant.

Activity in stock options for the year ended December 31, 2014 follows:

	Weighted average exercise price	Weighted average contractual term	Aggregate intrinsic value	Number of shares
Outstanding at January 1, 2014	$0.85	4.05	$295,553	3,015,000
Granted	$0.80	9.43		1,121,000
Canceled	$0.46	7.50		(347,667)
Exercised	$0.35	8.45		(33,333)
Outstanding at December 31, 2014	$0.87	5.30	$757,650	3,755,000
Vested and exercisable at December 31, 2014	$0.89	4.74	$757,650	3,314,999
Vested and exercisable at December 31, 2014 and expected to vest thereafter	$0.89	5.30	$757,650	3,704,400
The intrinsic value of the options exercised during 2014 was $21,666

The weighted average grant date fair value of options granted during 2014 was $0.06 per share. The Company measured the fair value of each option award on the date of grant using the Black Scholes option pricing model (BSM) with the following assumptions:

2014
Exercise price	$0.75 to $0.90
Expected life	6 years
Expected volatility	37%
Dividend yield	0%
Risk-free interest rate	1.64% to 2.70%

The expected dividend yield is based on the Company’s historical dividend yield. The expected volatility was based on the average of historical volatilities for a period comparable to the expected life of the options of certain entities considered to be similar to the Company. The expected life is based on the simplified expected term calculation permitted by the SEC which defines the expected life as the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The risk-free interest rate is based on the annual yield on the grant date of a zero-coupon U.S. Treasury bond the maturity of which equals the option’s expected life.

The value of stock options is recognized as compensation expense by the straight line method over the vesting period. Compensation expense recorded for options in the statements of operations was $299,700 and $49,805 for the years ended December 31, 2014 and 2013, respectively. Unrecognized compensation cost related to non-vested options at December 31, 2014 amounted to $130,400 which is expected to be recognized over a weighted average period of 2.5 years.